Concentrations (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Company's two largest customers percent accounted of sales number one	17.00%	28.00%	6.00%	75.00%	12.00%	21.00%
Company's two largest customers percent accounted of sales number two	2.00%	12.00%	6.00%	1.00%	7.00%	12.00%